INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
State and Local
Current					$ 9,000	$ 3,000
Income tax provision	$ 13,000	$ 3,000	$ 8,000	$ 3,000	9,000	3,000
MedTech Acquisition Corp
Federal
Current					570,854	0
Deferred					(513,464)	(625,111)
State and Local
Change in valuation allowance					513,464	625,111
Income tax provision	$ 42,722	$ 28,202	$ 69,840	$ 28,202	570,854
Net operating loss carryover					$ 0	$ 194,000